Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings	$ 626,532	$ 642,934	$ 538,803
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	515,997	546,604	510,688
Stock-based compensation expense	46,971	42,579	42,576
Change in estimated sales allowances	345,750	265,532	(3,540)
Deferred income tax benefit	(87,133)	(108,930)	(57,405)
Other non-cash items	161,720	235,985	111,018
Litigation settlements, net	(14,639)	(3,133)	48,556
Changes in operating assets and liabilities:
Accounts receivable	(553,525)	(354,844)	(318,870)
Inventories	(157,056)	(172,020)	(220,600)
Trade accounts payable	137,212	81,429	133,666
Income taxes	(1,107)	(49,989)	96,935
Deferred revenue	(151)	(19,765)	(996)
Other operating assets and liabilities, net	85,992	(157,364)	(160,407)
Net cash provided by operating activities	1,106,563	949,018	720,424
Cash flows from investing activities:
Capital expenditures	(334,580)	(305,325)	(279,848)
Change in restricted cash	(228,031)	6,972	15,030
Cash paid for acquisitions, net	(1,261,853)	0	(80,510)
Proceeds from sale of property, plant and equipment	25,250	16,338	0
Purchase of marketable securities	(19,346)	(9,884)	(10,024)
Proceeds from sale of marketable securities	10,600	8,061	6,893
Other items, net	(60,854)	(80,404)	16,418
Net cash used in investing activities	(1,868,814)	(364,242)	(332,041)
Cash flows from financing activities:
Payment of financing fees	(34,634)	(7,691)	(17,246)
Cash paid for warrant amendment and exchange	0	0	(149,947)
Purchase of common stock	(999,999)	(999,893)	(349,998)
Change in short-term borrowings, net	141,422	174,335	(15,614)
Proceeds from issuance of long-term debt	4,974,712	2,043,448	1,458,000
Payment of long-term debt	(3,480,289)	(1,990,796)	(1,644,198)
Proceeds from exercise of stock options	76,172	143,883	67,738
Other items, net	15,530	25,198	6,269
Net cash (used in) provided by financing activities	692,914	(611,516)	(644,996)
Effect on cash of changes in exchange rates	10,661	1,653	(30,383)
Net decrease in cash and cash equivalents	(58,676)	(25,087)	(286,996)
Cash and cash equivalents — beginning of period	349,969	375,056	662,052
Cash and cash equivalents — end of period	291,293	349,969	375,056
Cash paid during the period for:
Income taxes	189,620	308,544	124,123
Interest	249,429	246,762	284,637
Other current liabilities
Non-cash transactions:
Non-cash transactions	250,000	0	0
Other long-term obligations
Non-cash transactions:
Non-cash transactions	$ 0	$ 0	$ 376,110